Summary of Significant Accounting Policies - Sales Incentives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Recognition
Sales rebates	$ 0	$ 0	$ 0
Advertising revenue | Online literature | Revenue | Product
Revenue Recognition
Concentration risk (as a percent)	63.20%	47.30%	46.70%
Advertising revenue | Mobile games | Revenue | Product
Revenue Recognition
Concentration risk (as a percent)	31.20%	48.60%	50.30%